Note 32 - Events After the Reporting Period (Details Textual) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Feb. 28, 2019	Feb. 25, 2019	Feb. 21, 2019	Dec. 31, 2018	Jan. 31, 2019	Jan. 10, 2019	Dec. 31, 2017
Statement Line Items [Line Items]
Minimum lease payments payable under non-cancellable operating lease				$ 7,790			$ 10,589
ADS [member]
Statement Line Items [Line Items]
Shares repurchased during period, shares				728,912
Potential ordinary share transactions [member] | Amended and restated share incentive plan [member]
Statement Line Items [Line Items]
Number of shares reserved for issue under options and contracts for sale of shares						20,000,000
Shares repurchased during period, shares	3,000,000
Potential ordinary share transactions [member] | Amended and restated share incentive plan [member] | ADS [member]
Statement Line Items [Line Items]
Number of shares reserved for issue under options and contracts for sale of shares						10,000,000
Shares repurchased during period, shares	1,500,000
Shares repurchased during period, weighted average price per share, net of commission	$ 7.08
Shares repurchased during period, weighted average price per share	$ 7.10
Entering into significant commitments or contingent liabilities [member] | Lease agreement for Oslo headquarters [Member]
Statement Line Items [Line Items]
Minimum lease payments payable under non-cancellable operating lease					$ 278,000
RSUs were exchanged for an equivalent number of ADSs [member]
Statement Line Items [Line Items]
Number of RSUs exchanged for equivalent number of ADSs			1,728,492
Major ordinary share transactions [member] | Ordinary shares of Opera Limited [member] | Kunlun Tech Limited [member] | Golden Brick [member]
Statement Line Items [Line Items]
Shares transferred, shares		8,500,000
Shares transferred, value		$ 34,800